FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Outstanding Options to Non-employee) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Beginning balance	$ 264	$ 284
Change in fair value of liability with respect to outstanding options to non- employee	(104)	(20)
Classification of portion liability with respect to outstanding options to non-employee to additional paid in capital	(160)
Ending balance		$ 264